Offerings - Offering: 1	May 12, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	15,376,743
Proposed Maximum Offering Price per Unit | $ / shares	62
Maximum Aggregate Offering Price	$ 953,358,066
Fee Rate	0.01531%
Amount of Registration Fee	$ 145,959
Offering Note
(1) On February 28, 2025, the Registrant paid US$339,085 in connection with the filing of an automatically effective registration statement on Form S-3 (File No. 333-285423) filed by the Registrant on February 28, 2025. A portion of such previously paid and unutilized registration fee is being applied to offset the $145,959 registration fee for the securities registered herein.